Note 23 - Cash and Cash Equivalents (Details Textual) $ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ZWL ($)
Statement Line Items [Line Items]
Restricted cash and cash equivalents	[1]	$ 0	$ 2,456
Letter of credit 1 [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents				$ 2,456

[1]	Cash of $2,456 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on November 28, 2023 and settled in January, 2024. The cash on maturity was transferred to CMSA’s bank account, denominated in South African Rands.